UPDATING SUMMARY PROSPECTUS SUPPLEMENT

September 15, 2021

for

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYsm (C Share)

ISSUED BY

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Updating Summary Prospectus dated May 1, 2021 for The Guardian Investor ProFreedom Variable Annuitysm (C Share), variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Updating Summary Prospectus.

NOTICE OF FUND SUBSTITUTION

On October 22, 2021 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
Franklin Growth and Income VIP Fund (Class 2 Shares)	Guardian Strategic Large Cap Core VIP Fund
Invesco Oppenheimer V.I. International Growth Fund (Series II)	Guardian International Growth VIP Fund
MFS® International Intrinsic Value Portfolio (Service Cass)	Guardian International Value VIP Fund

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendix A of the Updating Summary Prospectus is replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/ProFreedomB/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.06%	4.86%	5.76%	N/A
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	1.30%	-25.12%	0.40%	N/A
to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS/Red Rocks Global Opportunity (Class III)(1) ALPS Advisors, Inc. Red Rocks Capital LLC	2.38%	9.25%	12.51%	N/A
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection (Class II) American Century Investment Management, Inc.	0.72%	9.55%	4.64%	3.34%
Long-term capital growth with income as a secondary objective.	American Century VP Mid Cap Value Fund (Class II) American Century Investment Management, Inc.	1.00%	1.11%	9.20%	10.28%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.80%	12.16%	10.31%	9.74%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) formerly American Funds Insurance Series® Bond Fund (Class 4) Capital Research and Management Company	0.71%	9.38%	4.66%	3.72%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) formerly American Funds Insurance Series® Global Growth and Income Fund (Class 4) Capital Research and Management Company	0.93%	8.55%	11.48%	9.37%
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	1.06%	30.17%	15.96%	12.67%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.86%	51.71%	22.44%	16.63%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.80%	13.25%	13.65%	12.53%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.73%	9.48%	3.42%	2.94%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
The fund seeks capital appreciation.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.18%	5.32%	4.17%	2.36%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)(2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks to provide capital growth.	Fidelity VIP Growth Opportunities Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.89%	68.23%	28.92%	21.53%
Seeks capital appreciation with current income as a secondary goal.	Franklin Growth And Income VIP Fund (Class 2 Shares)(4) Franklin Advisers, Inc.	0.84%	5.52%	10.35%	10.18%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A

3

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Capital Management LLC	1.10%	19.15%	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP(5) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Long Short Equity(1) Guggenheim Investments	1.86%	4.93%	2.19%	2.89%
Seeks long-term capital appreciation.	Guggenheim VT Multi-Hedge Strategies(1) Guggenheim Investments	1.73%	7.39%	2.01%	2.38%

4

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund (Series II)(4) Invesco Advisers, Inc.	1.25%	21.04%	8.92%	7.57%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.05%	9.99%	7.62%	6.12%
To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy VIP Global Bond Class II Ivy Investment Management Company	0.65%	8.15%	5.68%	3.37%
To seek to provide total return through a combination of high current income and capital appreciation.	Ivy VIP High Income Class II Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares)(1) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Capital Management LLC	0.99%	50.73%	29.44%	19.87%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	0.81%	6.67%	N/A
The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Westchester Capital Management, LLC	1.40%	7.38%	5.11%	3.31%
Seeks capital appreciation.	MFS® International Intrinsic Value Portfolio (Service Class)(4) Massachusetts Financial Services Company	1.15%	20.21%	12.42%	10.87%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited	1.30%	14.36%	10.18%	2.98%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks both capital appreciation and current income.	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II) Morgan Stanley Investment Management Inc.	0.87%	-1.43%	8.48%	9.17%
The Portfolio seeks total return which exceeds that of its benchmark.	PIMCO Balanced Allocation Portfolio (Advisor Class)(3) PIMCO	0.98%	10.96%	8.36%	N/A
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.12%	4.70%	3.99%	N/A
Current income and total return.	Pioneer Bond VCT Portfolio (Class II) Amundi Pioneer Asset Management, Inc	0.90%	8.42%	4.71%	4.38%
Seeks positive total return.	Putnam VT Multi-Asset Absolute Return Fund IB(1) Putnam Investment Management, LLC. Putnam Investments Limited	1.19%	-7.38%	-0.55%	N/A
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Putnam Investment Management, LLC. Putnam Investments Limited	1.40%	3.96%	7.29%	8.21%
The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC QS Investors, LLC Western Asset Management Company	1.26%	-8.31%	2.16%	N/A
Fund seeks long term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.19%	29.27%	13.77%	19.87%
Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund(Service Class) formerly VanEck VIP Global Hard Assets Fund (Service Class) Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%

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			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	-1.55%	5.83%	8.78%

(1)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(2)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

(3)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions to the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(4)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(5)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract.

This Supplement Should Be Retained For Future Reference.

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